Stock Compensation	12 Months Ended
Dec. 31, 2011
Stock Compensation [Abstract]
Stock Compensation
(11)	Stock Compensation

The Company’s stock option plan provides for the grant of options to purchase up to 506,188 shares of the Company’s common stock to officers and other key employees of the Company and its subsidiaries. All options have been granted at exercise prices equal to fair value and vest over periods ranging from four to five years, except 10,705 options issued in 2008 to acquire shares that vested immediately.

The following table summarizes the Company’s stock option activity:

	Number of shares December 31			Weighted average exercise price December 31
	2011	2010	2009	2011	2010	2009
Outstanding, beginning of year	260,466	298,382	299,988	$24.44	$23.18	$23.21
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited	—	—	(1,606)	—	—	27.94
Expired	(192)	(37,916)	—	18.68	14.52	—

Outstanding, end of year	260,274	260,466	298,382	$24.45	$24.44	$23.18

Exercisable, end of year	233,706	217,503	233,256	$24.53	$24.52	$22.84

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2011.

Options outstanding at December 31, 2011 had a weighted average remaining contractual life of approximately 3.5 years and no intrinsic value. Options outstanding at December 31, 2010 had a remaining contractual life of approximately 4.5 years and no intrinsic value. No stock options were granted during in the years presented above.

Options exercisable at December 31, 2011 had a weighted average remaining contractual life of approximately 3.3 years and no intrinsic value. Options exercisable at December 31, 2010 had a weighted average remaining contractual life of approximately 4.1 years and no intrinsic value. No stock options were exercised during the years presented above.

Total stock-based compensation expense for the years ended December 31, 2011, 2010, and 2009 was $58,000, $87,000, and $130,000, respectively. As of December 31, 2011, the total unrecognized compensation expense related to non-vested stock awards was $99,000 and the related weighted average period over which it is expected to be recognized is approximately 3 years.